Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash and cash equivalents	Cash and cash equivalents consisted of the following:

	At December 31,
(€ million)	2025	2024
Cash at banks	10,134	9,408
Money market securities measured at FVPL	13,191	19,127
Other cash equivalents	6,821	5,565
Total Cash and cash equivalents	30,146	34,100